DERIVATIVE INSTRUMENTS - Fair value amounts of derivative instruments (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value amounts of derivative instruments
Total derivatives, Asset	$ 9,032	$ 804
Total derivatives, Liability	0	13,759
Foreign currency exchange options
Fair value amounts of derivative instruments
Total derivatives, Asset	0	804
Total derivatives, Liability	0	0
Interest rate swaps
Fair value amounts of derivative instruments
Total derivatives, Asset	9,032	0
Total derivatives, Liability	$ 0	$ 13,759